TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE RECEIVABLES
Schedule of information about trade receivables

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Trade receivables	672,533	650,963
Less: provision for bad debt allowance	(495,510)	(426,849)
	177,023	224,114

Schedule of aging analysis of the Company's trade receivables, based on the invoice date

All of the trade receivables are expected to be recovered within one year. An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of December 31,
	2019	2018
	RMB’000	RMB’000
Within 90 days	35,846	57,785
Between 3 and 6 months	72,241	69,037
More than 6 months	68,936	97,292
	177,023	224,114

Schedule of aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired

An aging analysis of trade receivables that were neither past due nor impaired or past due but not impaired, is as follows:

		Past due but not impaired
	Neither past due nor	Less than		Over 120
	impaired	30 days	31 to 120 days	days	Sub-total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
December 31, 2018	126,823	97,291	—	—	—	224,114
December 31, 2019	141,177	35,846	—	—	—	177,023